Federated Prudent Absolute Return Fund

(formerly, Federated Market Opportunity Fund)

A Portfolio of Federated Equity Funds

CLASS A SHARES (FMAXX)
CLASS B SHARES (FMBBX)
CLASS C SHARES (FMRCX)
INSTITUTIONAL SHARES (FMIIX)

SUPPLEMENT TO PROSPECTUS DATED December 31, 2011

Effective December 31, 2012, the Fund will change its name from Federated Prudent Absolute Return Fund to Federated Absolute Return Fund.